Hedge accounting (Detail 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt issued measured at amortized cost
Fair value hedges of FX risk	$ 15,000	$ 12
Interest rate risk
Loans and advances to customers
Carrying amount of designated loans	56,309	61,107
of which: accumulated amount of fair value hedge adjustment	1,774	457
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	(176)	(179)
Other financial assets measured at amortized cost - debt securities
Carrying amount of designated debt securities	9,125	6,333
of which: accumulated amount of fair value hedge adjustment	(348)	(109)
Customer deposits
Carrying amount of customer deposits	13,031	8,972
of which: accumulated amount of fair value hedge adjustment	(18)	50
Debt issued measured at amortized cost
Carrying amount of designated debt issued	151,481	156,507
of which: accumulated amount of fair value hedge adjustment	(3,061)	(2,976)
Foreign exchange risk
Debt issued measured at amortized cost
Carrying amount of designated debt issued	$ 53,328	$ 22,329